Other Current Tax Receivables - Summary of Other Current Tax Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 1,106,230	R$ 918,705
Current	327,410	178,856
Non-Current	778,820	739,849
ICMS - State VAT [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	477,160	422,627
ICM SCIAP Taxes [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	214,745	185,707
Credit installment [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	38,926	36,708
COFINS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	73,214	48,220
PIS - Revenue tax [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	278,512	209,700
Other [member]
Trade and Other Current Receivables [line items]
Receivables from taxes other than income tax	R$ 23,673	R$ 15,743